Income Taxes - Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	(1.30%)	(0.10%)
Warrants, BCF, and other equity items	(33.30%)	(13.10%)
Valuation allowance	15.60%	(6.40%)
Other	(0.20%)	(0.10%)
Foreign rate differential	(0.20%)	0.20%
Stock-based compensation	(1.60%)	(1.50%)
Effective income tax rate	0.00%	0.00%